Note to cash flow statement - Changes in carrying amount of Share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Balance at beginning of year	€ 1,161.6	€ 738.5
Changes from financing cash flows
Movement in net funds resulting from cash flows	(1,058.8)	1,859.2	€ (338.7)
Balance at end of year	1,328.2	1,161.6	738.5
Repurchase of ordinary equity shares	0.0	0.0	580.5
Share Premium Account
Balance at beginning of year	1,161.6	738.5	719.4
Changes from financing cash flows
Net proceeds from shares issued	46.8	423.1	19.1
Non-cash movement in share premium	119.8
Movement in net funds resulting from cash flows	166.6	423.1	19.1
Balance at end of year	1,328.2	1,161.6	738.5
Retained Earnings
Changes from financing cash flows
Repurchase of ordinary equity shares	€ 0.0	€ 0.0	€ 580.5